NOTE 3: PREFERRED AND COMMON STOCK (Details Narrative) (USD $)	3 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Notes to Financial Statements
Common Stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Sale of Common Stock	20,000,000
Price per share	$ 0.005
Proceeds from sale of stock	$ 100,000
Common stock outstanding	20,680,203	680,203